ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
NET REVENUES
- Educational program and services	$ 188,395	1,140,487	1,210,591	1,130,269				1,008
Software products		0	66,886	366,600			190	192
Total net revenues	188,395	1,140,487	1,277,477	1,496,869			190	1,200
Cost of revenues
- Educational program and services	(122,675)	(742,637)	(793,129)	(571,953)				(16,822)
- Software products			(12,177)	(49,223)			(951)
Total cost of revenues	(122,675)	(742,637)	(805,306)	(621,176)			(951)	(16,822)
GROSS PROFIT	65,720	397,850	472,171	875,693			(761)	(15,622)
Operating expenses:
Selling and marketing	(61,830)	(374,301)	(594,456)	(351,592)	(451)	(2,733)	(6,941)	(7,286)
General and administrative	(91,761)	(555,494)	(698,977)	(266,101)	(9,491)	(57,453)	(110,893)	(38,335)
Research and development	(3,229)	(19,545)	(31,842)	(39,541)	(123)	(742)	(872)	(842)
Total operating expenses	(170,736)	(1,033,586)	(2,131,921)	(657,234)	(10,065)	(60,928)	(118,706)	(46,463)
OPERATING INCOME (LOSS)	(105,016)	(635,736)	(1,659,750)	218,459	(10,065)	(60,928)	(119,467)	(62,085)
Share of income from subsidiaries					(137,745)	(833,867)	(1,498,091)	83,356
OTHER INCOME (EXPENSE)
Interest expenses, net	(2,333)	(14,126)	(9,857)	(15,854)	(1,385)	(8,386)	(2,496)	(976)
Foreign exchange losses, net	(18)	(109)	(1,229)	(5,343)			(136)
Other income/(expenses)	(2,230)	(13,500)	1,581	1,078	(601)	(3,637)	(976)	896
Income tax	4,868	29,471	52,628	(37,239)				(6)
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	$ (149,796)	(906,818)	(1,621,166)	21,185	$ (149,796)	(906,818)	(1,621,166)	21,185